Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions			12 Months Ended
	Nov. 30, 2018 USD ($) shares	May 19, 2017	Dec. 31, 2018 GPD	Dec. 17, 2018	Feb. 28, 2017
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Members contribution	1,000
Convertible debt | $	$ 48.7
Stabilis LNG Eagle Ford LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of beneficial interest acquired during period		50.00%
Stabilis FHR Oilfield LNG LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of beneficial interest acquired during period		50.00%
Capital Unit, Class B [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Exchange of units	2,000
Capital Unit, Class A [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Exchange of units	4,874.28
Prometheus Energy Group Inc. [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Business acquisition, percentage of voting interests acquired					80.00%
American Electric Technologies Inc [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding units exchanged				100.00%
TEXAS
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Daily capacity of production facility in gallons | GPD			120,000
Permian Basin [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Daily capacity of production facility in gallons | GPD			25,000